Financial risk management and fair value estimates (Details Narrative) - ARS ($) shares in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Book value of net liability	$ 63,158	$ 96,440
Interest Rate Risk [member]
Statement [Line Items]
Fixed interest rate on long-term borrowing	97.80%	99.10%
Increase in floating rates	1.00%	1.00%
Decrease in floating rates	1.00%	1.00%
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	5,046	2,902
Decrease in quoted prices of equity securities	10.00%
Loss before income tax	$ 505,000,000	$ 290,000,000
Increase derivative financial instruments	10.00%
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	98.60%	96.60%
Property receivable sale of trading properties	1.20%	2.30%
Foreign Exchange risk and associated derivative financial instruments [Member]
Statement [Line Items]
Appreciation of the foreign currency		10.00%
Statement of Income and Other Comprehensive Income before income tax	$ 6,316	$ 9,644
Depreciation against functional currency percentage	10.00%